Cameco Corporation	12 Months Ended
Dec. 31, 2021
Corporation [Abstract]
Cameco Corporation
1.

Cameco Corporation
Cameco Corporation is incorporated under the Canada Business Corporations Act. The address of its registered office is 2121
11th Street West, Saskatoon, Saskatchewan, S7M 1J3. The consolidated financial statements as at and for the year ended
December 31, 2021 comprise Cameco Corporation and its subsidiaries (collectively, the Company or Cameco) and the
Company’s interests in associates and joint arrangements.
Cameco is one of the world’s largest providers of the uranium needed to generate clean, reliable baseload electricity around the globe. The Company has mines in northern Saskatchewan and the United States, as well as a 40% interest in Joint
Venture Inkai LLP (JV Inkai), a joint arrangement with Joint Stock Company National Atomic Company Kazatomprom
(Kazatomprom),

located in Kazakhstan. JV Inkai is accounted for on an equity basis (see note 11).
Cameco’s Cigar Lake mine was placed in a temporary state of care and maintenance in March of 2020 due to the global
COVID-19 pandemic. While production resumed in September, the mine returned to a temporary state of care and maintenance in January 2021 as a result of the pandemic. Production once again resumed in April 2021. Cameco also has two other operations in northern Saskatchewan which are in care and maintenance. Rabbit Lake was placed in care and maintenance in the second quarter of 2016 while operations at McArthur River/Key Lake were suspended indefinitely in the third quarter of 2018. Cameco’s operations in the United States, Crow Butte and Smith Ranch-Highland, are also not currently producing as the decision was made in 2016 to curtail production and defer all wellfield development. See note 28 for the financial statement impact.

The Company is also a leading provider of nuclear fuel processing services, supplying much of the world’s reactor fleet with the fuel to generate one of the cleanest sources of electricity available today. It operates the world’s largest commercial refinery in Blind River, Ontario, controls a significant portion of the world UF
6

primary conversion capacity in Port Hope,
Ontario and is a leading manufacturer of fuel assemblies and reactor components for CANDU reactors at facilities in Port
Hope and Cobourg, Ontario.

Also a result of the COVID-19 pandemic, production was temporarily suspended at the Port Hope
UF
6

conversion plant and at the Blind River refinery for approximately four weeks in the second quarter of 2020. See note 28 for the financial statement impact.